RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Related Party Transaction [Line Items]
Related party expense	$ 1,164,251	$ 4,587	$ 1,170,936	$ 10,060	$ 14,455	$ 15,258
Element 29 Ventures Ltd.
Related Party Transaction [Line Items]
Related party expense					3,716	2,177
Kel-Ex Developments Ltd.
Related Party Transaction [Line Items]
Related party expense					6,103	8,664
Metalex Ventures Ltd.
Related Party Transaction [Line Items]
Related party expense					$ 4,636	$ 4,417